Vessels, net - Consolidated statement of financial position (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 62,350
Balance	88,152
Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	62,350
Additions	28,335
Depreciation & Amortization	(2,533)
Balance	88,152
Ships [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	162,992
Additions	26,431
Balance	189,423
Ships [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(104,111)
Depreciation & Amortization	(1,418)
Balance	(105,529)
Dry Docking [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	11,883
Additions	1,904
Balance	13,787
Dry Docking [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(8,414)
Depreciation & Amortization	(1,115)
Balance	$ (9,529)